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                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               ONE GRANITE PLACE
                                                               CONCORD, NH 03301

                                                              RONALD R. BESSETTE
                                                                  SENIOR COUNSEL
                                                             Phone: 603-229-6140
                                                         Ronald.Bessette@LFG.com

December 8, 2008


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln New York Account N for Variable Annuities
         Lincoln ChoicePlus Assurance (B Share) i4LIFE(R) Advantage (New York) Lincoln Life & Annuity Company of New York
         Pre-Effective Amendment No. 1
         File Nos. 811-09763; 333-147673

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York ("Company") and Lincoln New York Account N for Variable Annuities ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed November 28, 2007). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Ronald R. Bessette

Ronald R. Bessette
Senior Counsel